Property, plant and equipment - Owned assets (Details) $ in Thousands, t in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) t	Dec. 31, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 3,398,805
Value at end of period	3,654,475	$ 3,398,805
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	2,173,129
Value at end of period	2,085,505	2,173,129
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	1,001,888
Value at end of period	$ 1,355,497	1,001,888
Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned asset (in tonnes) | t	1.8
Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 191,557
Value at end of period	179,333	191,557
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	32,231
Value at end of period	34,140	32,231
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	6,383,835	5,849,255
Additions	532,073	582,399
Disposals and other	310,818	47,819
Value at end of period	6,605,090	6,383,835
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	5,000,999	4,908,492
Additions	174,058	140,326
Disposals and other	294,850	47,819
Value at end of period	4,880,207	5,000,999
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	1,001,888	561,860
Additions	353,609	440,028
Disposals and other	0	0
Value at end of period	1,355,497	1,001,888
Cost | Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned assets, capitalized interest	150,000	94,000
Cost | Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	240,867	240,525
Additions	253	342
Disposals and other	397	0
Value at end of period	240,723	240,867
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	140,081	138,378
Additions	4,153	1,703
Disposals and other	15,571	0
Value at end of period	128,663	140,081
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,985,030)	(2,774,057)
Disposals and other	(297,431)	(51,430)
Depreciation	263,016	262,403
Value at end of period	(2,950,615)	(2,985,030)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,827,870)	(2,631,268)
Disposals and other	(281,951)	(51,430)
Depreciation	248,783	248,032
Value at end of period	(2,794,702)	(2,827,870)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Value at end of period	0	0
Accumulated depreciation | Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(49,310)	(37,271)
Disposals and other	0	0
Depreciation	12,080	12,039
Value at end of period	(61,390)	(49,310)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(107,850)	(105,518)
Disposals and other	(15,480)	0
Depreciation	2,153	2,332
Value at end of period	$ (94,523)	$ (107,850)